LEASING - Maturity analysis (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments
Contractual undiscounted cash flow, leases	$ 5.3	$ 5.9	$ 8.8
Lease liabilities	5.0	5.6	8.3
Non-current	2.5	3.7	6.2
Current	2.5	1.9	2.1
Due within one year
Disclosure of maturity analysis of operating lease payments
Contractual undiscounted cash flow, leases	2.7	2.8	2.8
Between 1 and 5 years
Disclosure of maturity analysis of operating lease payments
Contractual undiscounted cash flow, leases	$ 2.6	3.0	5.9
More than 5 years
Disclosure of maturity analysis of operating lease payments
Contractual undiscounted cash flow, leases		$ 0.1	$ 0.1